Document and Entity Information	Sep. 12, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000896878
Document Type	8-K
Document Period End Date	Sep. 12, 2023
Entity Registrant Name	INTUIT INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-21180
Entity Tax Identification Number	77-0034661
Entity Address, Address Line One	2700 Coast Avenue
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	(650)
Local Phone Number	944-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	INTU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false